Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and social security expenses [abstract]
Wages and salaries	$ 101,818	$ 89,662	$ 104,400
Social security costs	30,296	27,430	30,888
Equity-settled share-based compensation	6,406	4,316	4,734
Salaries and social security expenses	138,520	121,408	140,022
Wages and salaries capitalized in property, plant and equipment	$ 25,105	$ 32,714	$ 32,636